Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,956,858	$ 9,680,396
Less: accumulated depreciation	(8,203,008)	(3,398,406)
Property and equipment, net	16,753,850	6,281,990
Depreciation	4,457,981	1,867,734	$ 922,351
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,900,918	6,976,107
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,950,310	1,089,970
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,232,004	1,170,866
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 873,626	$ 443,453